Longview Global Allocation Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Longview Global Allocation Fund is long-term capital appreciation with capital preservation as a secondary objective.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “How to Buy Shares – Sales Charges” on page 20 of this prospectus.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Longview Global Allocation Fund
Maximum Sales Charge (load) Imposed on Purchases(as a % of offering price)	5.75%
Maximum Deferred Sales Charge (load)(as a % of amount redeemed)	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase and a $15 fee for redemptions paid by wire)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Longview Global Allocation Fund
Management Fees		1.15%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.85%
Acquired Fund Fees and Expenses	[2]	0.16%
Total Annual Fund Operating Expenses		2.41%
[1]	Estimated for the first year of operations.
[2]	Estimated for the first year of operations. Acquired Fund Fees and Expenses are indirect fees that funds incur from investing in the shares of other mutual funds ("Acquired Fund(s)"). Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Only the one year number shown below reflects the Adviser's agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years
Longview Global Allocation Fund	805	1,283

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance.
Principal Investment Strategies
The Fund invests primarily in exchange-traded products – exchange-traded funds ("ETFs") and exchange-traded notes ("ETNs"). Exchange-traded products are traded on securities exchanges. Generally, ETFs hold a portfolio of common stocks, fixed income securities, or alternative investments designed to track the performance of a securities sector or index. ETNs, which are actually debt securities, are generally designed to provide a rate of return that tracks the performance of an index of fixed income securities or commodities. The Fund may invest in ETFs that hold, and ETNs that track an index comprised of, U.S. and foreign securities, including securities issued by emerging market countries, and in U.S. and foreign debt securities of any credit quality or maturity. The Fund may invest in exchange-traded products whose portfolios primarily consist of physical commodities, such as gold, silver, and other precious metals or whose portfolios focus on a particular market sector. The Fund may invest in inverse ETFs, including double inverse (or ultra-short) ETFs that move inversely to the Fund's positions or to the specific market indices, when Longview Capital Management, LLC (the "Adviser") believes a temporary defensive posture is needed. An inverse ETF seeks to produce a multiple (for example, twice or 200%) of the opposite investment result of the movement in the index it tracks. Similarly, ultra-short ETFs seek to produce returns that are a multiple above or below the performance of a particular index. Inverse ETFs seek to negatively correlate to the performance of the particular index by using various forms of derivative transactions, including short-selling the underlying index. An investment in an inverse ETF will increase in value while the underlying index is falling.

Rather than sell a long-term holding of the Fund during short-term market disruptions, the Adviser may employ inverse ETFs that are correlated to the holding to mitigate the effect on the Fund. The Fund may also invest in ETFs that hold securities in, or ETNs that track the indices of, the real estate industry.

The Fund may also invest in notes that track similar indices as the ETNs in which it may invest but that are privately issued notes and are not traded on an exchange.

Under normal market conditions, the Fund invests at least 40% of its net assets in exchange-traded products whose portfolios primarily consist of the securities of foreign issuers. The Fund considers an issuer to be a foreign issuer if: (1) the issuer is organized under the laws of a jurisdiction other than those of the United States; (2) the securities of the issuer are principally traded on an exchange outside the United States regardless of the country in which the issuer is organized; (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the United States; or (4) the securities are issued by government entities other than the United States.

The Fund may also invest in index based mutual funds or other investment companies, cash and short-term, highly liquid investments (such as money market funds) that are generally convertible into cash. As part of its investment strategy, the Adviser may invest up to 100% of its portfolio in cash.

The Adviser uses an absolute return strategy that is designed to pursue positive returns with less volatility over time than most traditional funds. To pursue positive returns, the Fund will invest across sectors and adjust the mix of securities as opportunities change. The Adviser combines both fundamental and technical analysis. As part of its fundamental analysis, the Adviser may consider what types of securities to purchase, a company's management, earnings quality, price/earnings ratio, and product acceptance. As part of its technical analysis, the Adviser may consider when to buy, trend analysis, relative strength, momentum and when to sell.

The Fund may also engage in options and futures transactions, which are sometimes referred to as derivative transactions. There are no limitations on the extent to which the Fund may engage in derivatives transactions. While the Adviser will primarily utilize derivatives, including specifically index options, to help limit downside risk and potentially outperform the general market during flat or negative market conditions, the Fund may use derivative transactions for any purpose consistent with its investment objective, such as for hedging, obtaining market exposure, and leverage. The derivative securities that the Fund may purchase or sell (write) include exchange-traded put or call options on stocks or stock indices. The Fund also may purchase or sell (write) index futures contracts or options on index futures contracts on a temporary basis in lieu of investing in equity securities.

In allocating the Fund's assets, the Adviser uses a proprietary, technically driven asset allocation model to determine which asset classes will be over- or under-weighted in the Fund. Examples of indicators used by the Adviser include: market accumulation/distribution, relative strength (e.g., the performance of a security versus market average, index or universe of stocks), trend and asset class analysis.

The Adviser will sell investments if it determines that any of the mentioned factors have changed materially from its initial analysis, or that other factors indicate that an investment is no longer earning a return commensurate with its risk.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer compared with diversified funds.
Principal Risks
The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund's investment risks before deciding whether to invest in the Fund. Insofar as the Fund invests in ETFs, such ETFs may be directly subject to the risks described in this section of the prospectus.
  Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund's net asset value.
  Volatility Risk. Common stocks, derivatives and commodities tend to be more volatile than other investment alternatives. The value of an individual company can be more volatile than the market as a whole. Derivative instruments, including foreign currency derivatives, may sometimes increase or leverage the Fund's exposure to a particular market risk. Leverage enhances the price volatility of derivative instruments held by the Fund. This volatility affects the value of the Fund's shares.
  Other Investment Company Risk / ETF and Index Mutual Fund Risk. The Fund will incur higher and duplicative expenses when it invests in mutual funds, ETFs, and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund's investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the Fund's purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund's shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) the market price of an ETF's shares may be above or below its net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and (v) underlying ETF shares may be de-listed from the exchange or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) temporarily stop stock trading.
  Inverse Correlation Risk. To the extent the Fund invests in inverse (or ultra-short) ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF's benchmark rises – a result that is the opposite from traditional mutual funds. During periods of higher index volatility, longer-term results for such funds may be more or less than twice the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases. Additionally, because these types of ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs.
  Exchange-Traded Note Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity. The issuer's credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer's credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, because ETNs are generally intended to be held until maturity. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.
  Private Issue Note Risk. The Fund may also invest in privately issued notes that track indices similar to those of the ETNs in which the Fund may invest. The risks associated with investing in such notes include risks similar to the Fund's investments in ETNs described above. Investments in privately issued notes may also be subject to increased credit risk and illiquidity risk in that if a note purchased by the Fund becomes illiquid the Fund may be unable to sell the note at an advantageous time or price.
  Foreign Securities Risk. To the extent the Fund invests in exchange-traded products that invest in foreign securities it will be subject to foreign securities risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Fund to risks associated with fluctuations in currency values. To the extent the Fund invests in exchange-traded products that invest in emerging markets, the foreign securities risk may be heightened.
  Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.
  Fixed Income Securities Risk. To the extent the Fund invests in exchange-traded products that invest in fixed income securities, the Fund will be subject to fixed income securities risks. Investing in fixed income securities subjects the Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund's investments in fixed income securities to decline. Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due. The Fund could lose money or experience a lower rate of return if it holds high-yield securities ("junk bonds") that are subject to higher credit risks and are less liquid than other fixed income securities. Junk bonds have more credit risk than investment grade bonds. Junk bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.
  Commodity Risk. Some of the exchange-traded products and funds in the Fund's portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation.

  In August, 2011, the Internal Revenue Service ("IRS") announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate "qualifying income" for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.
  Real Estate Risk. To the extent the Fund invests in exchange-traded products or funds that invest primarily in real estate, the Fund will be subject to real estate risk. The Fund's investments will expose the Fund to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes, or regulatory actions.
  Currency Risk. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.
  Derivatives Risk. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the Fund uses derivatives to "hedge" the overall risk of its portfolio, it is possible that the hedge may not succeed. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. The use of derivatives may create leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase the Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.
  Options Risk. The value of the Fund's positions in index options fluctuates in response to changes in the value of the underlying index as well as changes in interest rates, dividends and market volatility. Writing index call options and index call spreads provides the opportunity for adding total return to the Fund through the collection of call premiums. Writing index call options and index call spreads may also limit the opportunity of the Fund to profit from an increase in the market value of the portfolio in exchange for the premium received at the time of selling the options or spreads. The Fund also risks losing all or part of the cash paid for purchasing index put options and index put spreads. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's option strategies, and for these and other reasons, the Fund's option strategies may not reduce the Fund's volatility to the extent desired. From time to time, the Fund may reduce its holdings of index options, resulting in an increased exposure to a market decline.
  Sector Risk. A particular market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has over-weighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that sector may decline because of changing expectations for the performance of that sector.
  Cash Investments Risk. From time to time, the Fund may hold a substantial cash position. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its investment objective. To the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund's advisory fees and operational expenses in addition to the Fund's direct fees and expenses.
  Investment Selection Risk. The Fund's ability to achieve its investment objective is dependent on the Adviser's ability to identify profitable investment opportunities for the Fund.
  Non-Diversification Risk. As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies. The poor performance of an individual security in the Fund's portfolio will have a greater negative impact on the Fund's performance than if the Fund's assets were diversified among a larger number of portfolio securities.
  Portfolio Turnover Risk. The Fund may trade actively and experience very high portfolio turnover rates. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. Additionally, a high portfolio turnover rate may result in higher short-term capital gains taxable to shareholders and in lower investment returns. These factors may negatively affect the Fund's performance.

Performance
The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.